Provisions - Principal Defined Benefit Plans (Details) € in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€) year	Dec. 31, 2016 EUR (€)
Disclosure of defined benefit plans [line items]
Provision for defined benefit plans	€ 1,039	€ 938
Telefónica Spain | ITP | Foreign defined benefit plans
Disclosure of defined benefit plans [line items]
Percent of payments transferable to survivor	60.00%
Provision for defined benefit plans	€ 233	265
Average duration of plans	8
Telefónica Spain | Survival | Foreign defined benefit plans
Disclosure of defined benefit plans [line items]
Provision for defined benefit plans	€ 257	€ 268
Average duration of plans | year	8